Regulatory Matters (Narrative) (Detail) ft³ in Millions, customer in Millions, $ in Millions			1 Months Ended								3 Months Ended	12 Months Ended
	Nov. 01, 2019 USD ($)	May 03, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 ft³	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Nov. 30, 2013 kV mi	Mar. 31, 2019 USD ($)	Dec. 31, 2017 customer	Dec. 31, 2011	Dec. 31, 2018 USD ($)
SCE&G [Member]
Public Utilities General Disclosures [Line Items]
Recover of cost and net lost revenue with incentive							$ 30
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Submitted and approved decrease in base rate revenue								$ 14
Regulatory liabilities one time bill credit amount								13
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Proposed annual revenue reduction amount							$ 171
Interim rate reduction amount									$ 125
Annual revenue reduction amount					$ 183
Estimated annual revenue reduction on one-time customer credit					$ 135
Return of equity percentage					10.75%
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi										7
Capacity of transmission line (kV) | kV										500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi										20
Capacity of transmission line (kV) | kV										230
Virginia Electric and Power Company | Virginia Regulation | Rider U
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement					$ 52
Projected capital investment											$ 123
Virginia Electric and Power Company | Virginia Regulation | DSM Programs
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement								49
Projected capital investment								262
Increase (decrease) in revenue requirement								$ 18
Virginia Electric and Power Company | Virginia Regulation | Rider C3A
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement			$ 49
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project | Rider US-3 | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement									$ 10
Virginia Electric and Power Company | North Carolina Regulation
Public Utilities General Disclosures [Line Items]
Return of equity percentage					10.75%
Percentage of earned return					7.52%
Authorized return percentage					9.90%
Virginia Electric and Power Company | North Carolina Regulation | Annual Base Fuel Revenues
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement	$ 27
East Ohio | Ohio Regulation | Pipeline Infrastructure Replacement Program
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement						$ 190
Percentage replacement of pipeline system						25.00%
Total estimated cost						$ 1,600								$ 202
East Ohio | Ohio Regulation | Automated Meter Reading Program
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement					$ 4
Number of customers with automated meter reading technology | customer												1.2
East Ohio | Ohio Regulation | CEP Program
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement		$ 83
Total estimated cost		$ 723
Percentage to defer expenses on capital investments													6.50%
Questar Gas | Utah And Wyoming Regulation
Public Utilities General Disclosures [Line Items]
LNG storage facility, liquefaction rate per day | ft³				8.2
Number of days to make prudency determination				180 days
Cove Point | Federal Energy Regulatory Commission
Public Utilities General Disclosures [Line Items]
Annual transportation cost rate adjustment, approval amount requested to recover amount						$ 24